Accounts Payable (Schedule of Accounts Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payables [Abstract]
Creditors	$ 496	$ 392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112
Total	$ 2,090	$ 2,022